Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Total Return Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.99%	[1],[2]	13.10%
Russell 1000 Value Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	9.46%	[2]	8.49%
Russell 2000 Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.77%	[1]	7.82%
Russell 2000 Value Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.54%	[1]	7.14%
Vulcan Value Partners Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.50%	6.95%			11.08%
Vulcan Value Partners Fund - Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.41%	5.77%			9.95%
Vulcan Value Partners Fund - Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	5.14%			9.02%
Vulcan Value Partners Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	7.21%	9.79%	[2]
Performance Inception Date			May 01, 2019
Vulcan Value Partners Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.68%	6.00%	8.46%	[2]
Vulcan Value Partners Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.59%	5.34%	7.43%	[2]
Vulcan Value Partners Small Cap Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	(1.40%)	(1.90%)			2.86%
Vulcan Value Partners Small Cap Fund - Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.84%)	(3.97%)			0.87%
Vulcan Value Partners Small Cap Fund - Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.81%)	(1.71%)			1.92%
Vulcan Value Partners Small Cap Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	(1.18%)	(1.65%)	0.66%	[1]
Performance Inception Date			May 01, 2019
Vulcan Value Partners Small Cap Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.73%)	(3.75%)	(1.45%)	[1]
Vulcan Value Partners Small Cap Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.67%)	(1.54%)	0.23%	[1]

[1]	Inception Date for Institutional Class Shares: May 1, 2019
[2]	Inception date for Institutional Class Shares: May 1, 2019